GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds – 95.3%
Dynamic(a) – 3.1%
1,508,404	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 15,355,545

Equity(a) – 14.9%
2,460,271	Goldman Sachs International Equity Insights Fund - Class R6	31,909,712
2,409,480	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	18,866,229
620,763	Goldman Sachs International Small Cap Insights Fund - Class R6	7,089,114
241,881	Goldman Sachs Large Cap Value Insights Fund - Class R6	5,164,162
193,218	Goldman Sachs Large Cap Growth Insights Fund - Class R6	5,066,166
420,240	Goldman Sachs Global Infrastructure Fund - Class R6	4,685,682
72,419	Goldman Sachs Small Cap Equity Insights Fund - Class R6	1,695,326

		74,476,391

Exchange Traded Funds(a) – 35.2%
814,491	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	68,604,577
1,155,122	Goldman Sachs Access Investment Grade Corporate Bond ETF	49,912,937
314,784	Goldman Sachs Access Treasury 0-1 Year ETF	31,513,026
444,738	Goldman Sachs ActiveBeta International Equity ETF	13,355,482
109,928	Goldman Sachs MarketBeta International Equity ETF	5,370,555
182,801	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5,239,991
58,442	Goldman Sachs MarketBeta Emerging Markets Equity ETF	2,299,044

		176,295,612

Fixed Income(a) – 42.1%
13,811,725	Goldman Sachs Global Core Fixed Income Fund - Class R6	149,719,096

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – (continued)
1,933,436	Goldman Sachs Short Duration Bond Fund - Class R6	$ 18,096,964
1,879,637	Goldman Sachs Core Fixed Income Fund - Class R6	16,503,215
1,816,475	Goldman Sachs Emerging Markets Debt Fund - Class R6	15,894,155
1,173,127	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	5,126,567
551,019	Goldman Sachs High Yield Floating Rate Fund - Class R6	4,882,026
54,985	Goldman Sachs Energy Infrastructure Fund - Class R6	624,628

		210,846,651

TOTAL UNDERLYING FUNDS – 95.3% (Cost $497,605,909)		$476,974,199

Shares	Dividend Rate	Value

Investment Company(a) – 2.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,257,607	5.240%	$ 12,257,607
(Cost $12,257,607)

TOTAL INVESTMENTS – 97.7% (Cost $509,863,516)		$489,231,806

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		11,285,609

NET ASSETS – 100.0%		$500,517,415

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	JPY	46,000,000	USD	311,984	12/20/23	$69
	USD	1,666,385	CHF	1,470,000	12/20/23	45,513
	USD	480,030	DKK	3,320,000	12/20/23	7,136
	USD	5,515,159	EUR	5,120,000	12/20/23	80,776
	USD	2,406,471	GBP	1,925,000	12/20/23	56,381
	USD	403,134	HKD	3,150,000	12/20/23	193
	USD	73,778	ILS	280,000	12/20/23	62
	USD	3,630,188	JPY	527,000,000	12/20/23	55,143
	USD	214,130	SGD	290,000	12/20/23	1,194

TOTAL						$246,467

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	1,178,844	AUD	1,840,000	12/20/23	$(7,580)
	USD	318,802	CHF	290,000	12/20/23	(962)
	USD	102,794	NOK	1,100,000	12/20/23	(277)
	USD	35,252	NZD	60,000	12/20/23	(710)
	USD	514,853	SEK	5,700,000	12/20/23	(9,067)

TOTAL						$(18,596)

FUTURES CONTRACTS — At September 30, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	230	12/19/23	$24,854,375	$(419,953)
S&P 500 E-Mini Index	209	12/15/23	45,201,475	(1,764,617)

TOTAL FUTURES CONTRACTS				$(2,184,570)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)

6M EURO(a)	2.888%	09/05/33	EUR	440	$(11,116)
6M GBP(a)	4.403	09/12/33	GBP	380	2,617

TOTAL					$(8,499)

(a)	Payments made annually.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2023, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
BVSP Index	$130,847.400	12/13/2023	32	$418,711,680	$2,575	$22,686	$(20,111)
KWEB Index	31.863	12/29/2023	10,300	32,818,890	6,936	37,077	(30,141)
SPX Index	4,387.540	12/29/2023	182	79,853,228	17,895	17,672	223

Total purchased option contracts			10,514	$531,383,798	$27,406	$77,435	$(50,029)

Written option contracts
Calls
SPX Index	4,579.230	12/29/2023	(182)	(83,341,986)	(5,023)	(4,969)	(54)
Puts
SPX Index	4,068.060	12/29/2023	(182)	(74,038,692)	(10,369)	(12,703)	2,334

Total written option contracts			(364)	$(157,380,678)	$(15,392)	$(17,672)	$2,280

TOTAL			10,150	$374,003,120	$12,014	$59,763	$(47,749)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.625	06/13/2025	54	$135,000	$60,750	$93,046	$(32,296)
3 Month SOFR	97.250	03/14/2025	162	405,000	94,162	296,628	(202,465)
3 Month SOFR	95.250	09/13/2024	34	85,000	36,125	138,068	(101,943)
3 Month SOFR	95.125	06/14/2024	38	95,000	25,650	135,971	(110,321)
3 Month SOFR	97.750	06/14/2024	231	577,500	20,212	350,439	(330,227)
3 Month SOFR	97.250	12/13/2024	181	452,500	75,794	291,998	(216,204)
3 Month SOFR	97.250	09/13/2024	107	267,500	26,750	144,272	(117,522)
3 Month SOFR	97.250	06/14/2024	71	177,500	9,319	69,293	(59,974)
3 Month SOFR	95.000	03/15/2024	69	172,500	24,150	205,302	(181,152)
3 Month SOFR	97.750	03/15/2024	262	655,000	13,100	363,843	(350,743)
3 Month SOFR	97.500	12/15/2023	173	432,500	2,163	231,740	(229,578)
3 Month SOFR	96.500	03/14/2025	53	132,500	51,344	89,746	(38,402)
3 Month SOFR	96.250	12/13/2024	50	125,000	40,937	78,717	(37,779)
3 Month SOFR	96.000	09/13/2024	50	125,000	31,250	71,041	(39,791)
3 Month SOFR	96.625	09/12/2025	51	127,500	65,025	94,864	(29,839)
3 Month SOFR	95.375	06/14/2024	13	32,500	7,150	47,776	(40,626)
3 Month SOFR	95.375	09/13/2024	13	32,500	12,594	53,015	(40,421)
3 Month SOFR	95.375	03/15/2024	13	32,500	3,331	41,393	(38,062)
3 Month SOFR	97.250	06/13/2025	126	315,000	94,500	155,988	(61,489)
3 Month SOFR	97.000	03/14/2025	97	242,500	67,294	128,750	(61,456)
3 Month SOFR	97.500	09/12/2025	145	362,500	105,125	163,461	(58,336)
3 Month SOFR	97.500	12/12/2025	134	335,000	107,200	161,111	(53,911)
3 Month SOFR	98.500	06/14/2024	244	610,000	12,200	36,516	(24,316)

TOTAL			2,371	$5,927,500	$986,125	$3,442,978	$(2,456,853)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

Abbreviations:
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 96.9%
Dynamic – 2.6%
1,994,761	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 20,306,671

Equity – 22.4%
6,308,501	Goldman Sachs International Equity Insights Fund - Class R6	81,821,254
5,646,429	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	44,211,539
1,481,863	Goldman Sachs International Small Cap Insights Fund - Class R6	16,922,880
417,245	Goldman Sachs Large Cap Growth Insights Fund - Class R6	10,940,179
501,405	Goldman Sachs Large Cap Value Insights Fund - Class R6	10,704,988
676,316	Goldman Sachs Global Infrastructure Fund - Class R6	7,540,923
165,706	Goldman Sachs Small Cap Equity Insights Fund - Class R6	3,879,177

		176,020,940

Exchange Traded Funds – 48.3%
2,332,656	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	196,479,615
1,772,803	Goldman Sachs Access Investment Grade Corporate Bond ETF	76,602,995
499,892	Goldman Sachs Access Treasury 0-1 Year ETF	50,044,188
911,869	Goldman Sachs ActiveBeta International Equity ETF	27,383,426
251,534	Goldman Sachs MarketBeta International Equity ETF	12,288,744
376,653	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	10,796,758
133,725	Goldman Sachs MarketBeta Emerging Markets Equity ETF	5,260,594

		378,856,320

Shares	Description	Value

Underlying Funds(a) – (continued)
Fixed Income – 23.6%
10,288,710	Goldman Sachs Global Core Fixed Income Fund - Class R6	$111,529,616
3,067,291	Goldman Sachs Short Duration Bond Fund - Class R6	28,709,847
3,228,662	Goldman Sachs Emerging Markets Debt Fund - Class R6	28,250,790
1,798,561	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	7,859,710
876,315	Goldman Sachs High Yield Floating Rate Fund - Class R6	7,764,149
69,349	Goldman Sachs Energy Infrastructure Fund - Class R6	787,807

		184,901,919

TOTAL UNDERLYING FUNDS – 96.9% (Cost $726,354,080)		$760,085,850

Shares	Dividend Rate	Value

Investment Company(a) – 0.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,797,619	5.240%	$ 5,797,619
(Cost $5,797,619)

TOTAL INVESTMENTS – 97.6% (Cost $732,151,699)		$765,883,469

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		18,651,076

NET ASSETS – 100.0%		$784,534,545

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	JPY	58,000,000	USD	393,371	12/20/23	$87
	USD	3,820,216	CHF	3,370,000	12/20/23	104,339
	USD	1,152,362	DKK	7,970,000	12/20/23	17,131
	USD	12,592,228	EUR	11,690,000	12/20/23	184,429
	USD	5,550,509	GBP	4,440,000	12/20/23	130,042
	USD	908,650	HKD	7,100,000	12/20/23	435
	USD	158,095	ILS	600,000	12/20/23	132
	USD	8,293,636	JPY	1,204,000,000	12/20/23	125,981
	USD	472,563	SGD	640,000	12/20/23	2,635

TOTAL						$565,211

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	2,697,246	AUD	4,210,000	12/20/23	$(17,344)
	USD	406,748	CHF	370,000	12/20/23	(1,227)
	USD	242,969	NOK	2,600,000	12/20/23	(655)
	USD	76,380	NZD	130,000	12/20/23	(1,538)
	USD	1,165,193	SEK	12,900,000	12/20/23	(20,521)

TOTAL						$(41,285)

FUTURES CONTRACTS — At September 30, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	382	12/19/23	$41,279,875	$(697,484)
S&P 500 E-Mini Index	352	12/15/23	76,128,800	(3,009,336)

TOTAL FUTURES CONTRACTS				$(3,706,820)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)		Market Value	Unrealized Appreciation/ (Depreciation)

12M EURO	2.888%	09/05/33	EUR	560	$(14,147)	$(14,148)
12M GBP	4.403	09/12/33	GBP	490	3,375	3,375

TOTAL					$(10,772)	$(10,773)

(a)	Payments made annually.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At September 30, 2023, the Portfolio had the following purchased options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
KWEB Index	MS & Co. Int. PLC	$31.863	12/29/2023	13,229	$42,151,563	$8,909	$47,620	$(38,711)
BVSP Index	MS & Co. Int. PLC	130,847.400	12/13/2023	41	536,474,340	3,299	29,067	(25,768)
SPX Index	MS & Co. Int. PLC	4,387.540	12/29/2023	229	100,474,666	22,516	22,236	280

Total purchased option contracts				13,499	$679,100,569	$34,724	$98,923	$(64,199)

Written option contracts
Calls
SPX Index	MS & Co. Int. PLC	4,579.230	12/29/2023	(229)	(104,864,367)	(6,320)	(6,252)	(68)
Puts
SPX Index	MS & Co. Int. PLC	4,068.060	12/29/2023	(229)	(93,158,574)	(13,047)	(15,984)	2,937

Total written option contracts				(458)	$(198,022,941)	$(19,367)	$(22,236)	$2,869

TOTAL				13,041	$481,077,628	$15,357	$76,687	$(61,330)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.625	06/13/2025	94	$235,000	$105,750	$161,969	$(56,219)
3 Month SOFR	97.250	03/14/2025	222	555,000	129,037	408,508	(279,471)
3 Month SOFR	95.250	09/13/2024	46	115,000	48,875	188,457	(139,582)
3 Month SOFR	95.125	06/14/2024	51	127,500	34,425	184,352	(149,927)
3 Month SOFR	97.750	06/14/2024	422	1,055,000	36,925	640,943	(604,018)
3 Month SOFR	97.250	12/13/2024	247	617,500	103,431	401,161	(297,730)
3 Month SOFR	97.250	09/13/2024	146	365,000	36,500	198,522	(162,022)
3 Month SOFR	97.250	06/14/2024	98	245,000	12,862	96,762	(83,900)
3 Month SOFR	95.000	03/15/2024	93	232,500	32,550	279,447	(246,897)
3 Month SOFR	97.750	03/15/2024	478	1,195,000	23,900	664,533	(640,633)
3 Month SOFR	97.500	12/15/2023	287	717,500	3,588	383,037	(379,449)
3 Month SOFR	96.500	03/14/2025	93	232,500	90,094	157,479	(67,385)
3 Month SOFR	96.250	12/13/2024	88	220,000	72,050	138,541	(66,491)
3 Month SOFR	96.000	09/13/2024	87	217,500	54,375	123,611	(69,236)
3 Month SOFR	96.625	09/12/2025	88	220,000	112,200	163,686	(51,486)
3 Month SOFR	97.250	06/13/2025	231	577,500	173,250	285,979	(112,729)
3 Month SOFR	97.000	03/14/2025	177	442,500	122,794	234,936	(112,142)
3 Month SOFR	97.500	09/12/2025	265	662,500	192,125	298,740	(106,615)
3 Month SOFR	97.500	12/12/2025	245	612,500	196,000	294,568	(98,568)
3 Month SOFR	98.500	06/14/2024	448	1,120,000	22,400	67,052	(44,652)

TOTAL			3,906	$9,765,000	$1,603,131	$5,372,283	$(3,769,152)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

Abbreviations:
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.1%
Dynamic – 1.9%
1,488,845	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 15,156,446

Equity – 31.6%
8,925,768	Goldman Sachs International Equity Insights Fund - Class R6	115,767,212
8,154,030	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	63,846,055
2,741,744	Goldman Sachs International Small Cap Insights Fund - Class R6	31,310,710
482,781	Goldman Sachs Large Cap Growth Insights Fund - Class R6	12,658,525
582,550	Goldman Sachs Large Cap Value Insights Fund - Class R6	12,437,446
682,102	Goldman Sachs Global Infrastructure Fund - Class R6	7,605,436
180,996	Goldman Sachs Small Cap Equity Insights Fund - Class R6	4,237,109

		247,862,493

Exchange Traded Funds – 51.7%
3,348,094	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	282,009,957
480,631	Goldman Sachs Access Treasury 0-1 Year ETF	48,115,969
1,111,530	Goldman Sachs ActiveBeta International Equity ETF	33,379,246
489,338	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	14,026,874
274,742	Goldman Sachs MarketBeta International Equity ETF	13,422,575
225,139	Goldman Sachs Access Investment Grade Corporate Bond ETF	9,728,279
146,063	Goldman Sachs MarketBeta Emerging Markets Equity ETF	5,745,958

		406,428,858

Shares	Description	Value

Underlying Funds(a) – (continued)
Fixed Income – 8.9%
3,721,652	Goldman Sachs Emerging Markets Debt Fund - Class R6	$ 32,564,452
3,062,261	Goldman Sachs Short Duration Bond Fund - Class R6	28,662,767
1,796,932	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	7,852,594
57,686	Goldman Sachs Energy Infrastructure Fund - Class R6	655,311

		69,735,124

TOTAL UNDERLYING FUNDS – 94.1% (Cost $664,932,557)		$739,182,921

Shares	Dividend Rate	Value

Investment Company(a) – 3.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
25,883,335	5.240%	$25,883,335
(Cost $25,883,335)

TOTAL INVESTMENTS – 97.4% (Cost $690,815,892)		$765,066,256

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		20,026,835

NET ASSETS – 100.0%		$785,093,091

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	JPY	43,000,000	USD	291,637	12/20/23	$65
	USD	4,874,460	CHF	4,300,000	12/20/23	133,132
	USD	1,301,287	DKK	9,000,000	12/20/23	19,345
	USD	15,791,451	EUR	14,660,000	12/20/23	231,286
	USD	7,213,162	GBP	5,770,000	12/20/23	168,996
	USD	1,316,903	HKD	10,290,000	12/20/23	631
	USD	200,254	ILS	760,000	12/20/23	168
	USD	9,078,914	JPY	1,318,000,000	12/20/23	137,910
	USD	605,471	SGD	820,000	12/20/23	3,376

TOTAL						$694,909

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	3,498,091	AUD	5,460,000	12/20/23	$(22,494)
	USD	307,809	CHF	280,000	12/20/23	(929)
	USD	303,711	NOK	3,250,000	12/20/23	(819)
	USD	82,255	NZD	140,000	12/20/23	(1,656)
	USD	1,551,332	SEK	17,175,000	12/20/23	(27,322)

TOTAL						$(53,220)

FUTURES CONTRACTS — At September 30, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	619	12/19/23	$66,890,688	$(1,130,215)
S&P 500 E-Mini Index	319	12/15/23	68,991,725	(2,901,540)

TOTAL FUTURES CONTRACTS				$(4,031,755)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Unrealized Appreciation/ (Depreciation)

12M EURO(b)	2.888%(b)	09/05/33	EUR	420	$(10,611)	$(10,610)
12M GBP(b)	4.404(b)	09/12/33	GBP	370	2,548	2,548

TOTAL					$(8,063)	$(8,062)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2023.
(b)	Payments made annually.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2023, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
KWEB Index	MS & Co. Int. PLC	$31.863	12/29/2023	9,959	$31,732,362	$6,707	$35,850	$(29,143)
BVSP Index	MS & Co. Int. PLC	130,847.400	12/13/2023	31	405,626,940	2,494	21,977	(19,483)
SPX Index	MS & Co. Int. PLC	4,387.540	12/29/2023	171	75,026,934	16,813	16,604	209

Total purchased option contracts				10,161	$512,386,236	$26,014	$74,431	$(48,417)

Written option contracts
Puts
SPX Index	MS & Co. Int. PLC	4,068.060	12/29/2023	(171)	(69,563,826)	(9,742)	(11,936)	2,194
Calls
SPX Index	MS & Co. Int. PLC	4,579.230	12/29/2023	(171)	(78,304,833)	(4,719)	(4,668)	(51)

Total written option contracts				(342)	$(147,868,659)	$(14,461)	$(16,604)	$2,143

TOTAL				9,819	$364,517,577	$11,553	$57,827	$(46,274)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.625	06/13/2025	112	$280,000	$126,000	$192,984	$(66,984)
3 Month SOFR	97.250	03/14/2025	271	677,500	157,519	496,253	(338,734)
3 Month SOFR	95.250	09/13/2024	57	142,500	60,562	231,397	(170,835)
3 Month SOFR	95.125	06/14/2024	63	157,500	42,525	225,660	(183,135)
3 Month SOFR	97.750	06/14/2024	487	1,217,500	42,612	735,505	(692,893)
3 Month SOFR	97.250	12/13/2024	301	752,500	126,044	485,571	(359,527)
3 Month SOFR	97.250	09/13/2024	178	445,000	44,500	239,907	(195,407)
3 Month SOFR	97.250	06/14/2024	119	297,500	15,619	116,156	(100,537)
3 Month SOFR	95.000	03/15/2024	114	285,000	39,900	338,879	(298,979)
3 Month SOFR	97.750	03/15/2024	551	1,377,500	27,550	761,045	(733,495)
3 Month SOFR	97.500	12/15/2023	339	847,500	4,238	451,582	(447,344)
3 Month SOFR	96.500	03/14/2025	110	275,000	106,562	186,265	(79,703)
3 Month SOFR	96.250	12/13/2024	104	260,000	85,150	163,731	(78,581)
3 Month SOFR	96.000	09/13/2024	103	257,500	64,375	146,344	(81,969)
3 Month SOFR	96.625	09/12/2025	105	262,500	133,875	195,307	(61,432)
3 Month SOFR	95.375	06/14/2024	14	35,000	7,700	51,451	(43,751)
3 Month SOFR	95.375	09/13/2024	14	35,000	13,563	57,093	(43,530)
3 Month SOFR	95.375	03/15/2024	14	35,000	3,588	44,577	(40,989)
3 Month SOFR	97.250	06/13/2025	232	580,000	174,000	287,217	(113,217)
3 Month SOFR	97.000	03/14/2025	178	445,000	123,487	236,263	(112,776)
3 Month SOFR	97.500	09/12/2025	266	665,000	192,850	299,867	(107,017)
3 Month SOFR	97.500	12/12/2025	246	615,000	196,800	295,771	(98,971)
3 Month SOFR	98.500	06/14/2024	449	1,122,500	22,450	67,204	(44,754)

TOTAL			4,427	$11,067,500	$1,811,469	$6,306,029	$(4,494,560)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

Abbreviations:
EURO	— Euro Offered Rate
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 87.9%
Equity – 48.1%
1,221,064	Goldman Sachs International Small Cap Insights Fund - Class R6	$13,944,550
1,062,170	Goldman Sachs Global Infrastructure Fund - Class R6	11,843,192
524,267	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	4,105,013
112,682	Goldman Sachs Emerging Markets Equity Fund - Class R6	2,312,234

		32,204,989

Exchange Traded Funds – 2.6%
61,544	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	1,764,159

Fixed Income – 37.2%
877,878	Goldman Sachs Inflation Protected Securities Fund - Class R6	8,164,269
928,549	Goldman Sachs Emerging Markets Debt Fund - Class R6	8,124,807
648,420	Goldman Sachs High Yield Fund - Class R6	3,475,530
694,275	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	3,033,980
236,126	Goldman Sachs High Yield Floating Rate Fund - Class R6	2,092,078

		24,890,664

TOTAL UNDERLYING FUNDS – 87.9% (Cost $52,036,812)		$58,859,812

Shares	Dividend Rate	Value

Investment Companies(a) – 11.1%
Goldman Sachs Global Real Estate Securities Fund - Class R6
461,341	0.743%	$ 3,912,172
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
110,536	1.599	3,509,503

TOTAL INVESTMENT COMPANIES (Cost $7,136,972)		$ 7,421,675

TOTAL INVESTMENTS – 99.0% (Cost $59,173,784)		$66,281,487

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		658,857

NET ASSETS – 100.0%		$66,940,344

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2023:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$476,974,199	$—	$—
Investment Company	12,257,607	—	—

Total	$489,231,806	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$246,467	$—
Interest Rate Swap Contracts(a)	—	2,617	—
Purchased Option Contracts	986,125	27,406	—

Total	$986,125	$276,490	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(18,596)	$—
Futures Contracts(a)	(2,184,570)	—	—
Interest Rate Swap Contracts(a)	—	(11,116)	—
Written Option Contracts	—	(15,392)	—

Total	$(2,184,570)	$(45,104)	$—

GROWTH AND INCOME STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$760,085,850	$—	$—
Investment Company	5,797,619	—	—

Total	$765,883,469	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$565,211	$—
Interest Rate Swap Contracts(a)	—	3,375	—
Purchased Option Contracts	1,603,131	34,724	—

Total	$1,603,131	$603,310	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH AND INCOME STRATEGY (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(41,285)	$—
Futures Contracts(a)	(3,706,820)	—	—
Interest Rate Swap Contracts(a)	—	(14,148)	—
Written Option Contracts	—	(19,367)	—

Total	$(3,706,820)	$(74,800)	$—

GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$739,182,921	$—	$—
Investment Company	25,883,335	—	—

Total	$765,066,256	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$694,909	$—
Interest Rate Swap Contracts(a)	—	2,548	—
Purchased Option Contracts	1,811,469	26,014	—

Total	$1,811,469	$723,471	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(53,220)	$—
Futures Contracts(a)	(4,031,755)	—	—
Interest Rate Swap Contracts(a)	—	(10,610)	—
Written Option Contracts	—	(14,461)	—

Total	$(4,031,755)	$(78,291)	$—

SATELLITE STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$58,859,812	$—	$—
Investment Companies	7,421,675	—	—

Total	$66,281,487	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced. To the extent that the Fund also invests in securities of issuers located in or economically ties to, emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of the Portfolios may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolios are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.